Consolidated Statements of Changes in Shareholders' Equity ¥ in Millions, $ in Millions		CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares		Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings/ (accumulated deficit) CNY (¥)	Non-controlling interests CNY (¥)
Balance (in shares) at Dec. 31, 2019 | shares				2,973,943,149		(49,627,886)
Balance at Dec. 31, 2019		¥ 84,660		¥ 0	[1]	¥ (2,530)	¥ 90,677	¥ 1,459	¥ 4,163	¥ (11,913)	¥ 2,804
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		31,864		¥ 0	[1]		31,864
Issuance of ordinary shares (in shares) | shares				155,850,684
Repurchase of ordinary shares		(312)				¥ (312)
Repurchase of ordinary shares (in shares) | shares						(2,382,740)
Accretion of convertible redeemable non-controlling interests		(7)								(7)
Exercise of share-based awards		209				¥ 335	(115)				(11)
Exercise of share-based awards (in shares) | shares						5,073,294
Share-based compensation and vesting of share-based awards		4,156				¥ 1,289	1,775				1,092
Share-based compensation and vesting of share-based awards (in shares) | shares						20,642,538
Net income/(loss)		49,337								49,412	(75)
Foreign currency translation adjustments		(7,955)							(7,656)		(299)
Net change in unrealized gains/(losses) on available-for-sale debt securities		(55)							(55)
Statutory reserves								74		(74)
Change of the capital from non-controlling interest shareholders		34,875					23,548				11,327
Acquisition of subsidiaries and assets		2,634					529				2,105
Share of changes in the equity investee's capital accounts		(574)					(574)
Conversion of profit sharing right in JD Technology		5,654					5,654
Balance at Dec. 31, 2020		204,486		¥ 0	[1]	¥ (1,218)	153,358	1,533	(3,548)	37,418	16,943
Balance (in shares) at Dec. 31, 2020 | shares				3,129,793,833		(26,294,794)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		463		¥ 0	[1]		463
Issuance of ordinary shares (in shares) | shares				1,914,998
Issuance of Class A ordinary shares reserved for future exercise/vesting of share-based awards	[1]			¥ 0		¥ 0
Issuance of Class A ordinary shares reserved for future exercise /vesting of share-based awards (in shares) | shares				27,600,000		(27,600,000)
Repurchase of ordinary shares		(5,246)				¥ (5,246)
Repurchase of ordinary shares (in shares) | shares						(20,429,654)
Accretion of convertible redeemable non-controlling interests		(16)								(16)
Exercise of share-based awards		50				¥ 252	(195)				(7)
Exercise of share-based awards (in shares) | shares						1,962,856
Share-based compensation and vesting of share-based awards		10,270				¥ 3,244	2,124				4,902
Share-based compensation and vesting of share-based awards (in shares) | shares						23,844,410
Net income/(loss)		(4,467)								(3,544)	(923)
Foreign currency translation adjustments		(2,872)							(2,542)		(330)
Statutory reserves								53		(53)
Change of the capital from non-controlling interest shareholders		26,832					15,960				10,872
Conversion of JD Logistics preferred shares		16,403					11,799				4,604
Reorganization of JD Cloud & AI		(901)					(901)
Acquisition of subsidiaries and assets		600									600
Share of changes in the equity investee's capital accounts		(30)					(30)
Balance at Dec. 31, 2021		245,572		¥ 0	[1]	¥ (2,968)	182,578	1,586	(6,090)	33,805	36,661
Balance (in shares) at Dec. 31, 2021 | shares				3,159,308,831		(48,517,182)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		448		¥ 0	[1]		448
Issuance of ordinary shares (in shares) | shares				2,164,236
Issuance of Class A ordinary shares reserved for future exercise/vesting of share-based awards	[1]			¥ 0		¥ 0
Issuance of Class A ordinary shares reserved for future exercise /vesting of share-based awards (in shares) | shares				18,200,000		(18,200,000)
Dividends		(12,994)								(12,994)
Repurchase of ordinary shares		(1,823)				¥ (1,823)
Repurchase of ordinary shares (in shares) | shares						(10,020,406)
Accretion of convertible redeemable non-controlling interests		(8)								(8)
Exercise of share-based awards		1,057				¥ 654	403
Exercise of share-based awards (in shares) | shares						9,620,476
Share-based compensation and vesting of share-based awards		7,683				¥ 1,644	2,416				3,623
Share-based compensation and vesting of share-based awards (in shares) | shares						23,123,292
Net income/(loss)		9,691	$ 1,407							10,388	(697)
Foreign currency translation adjustments		7,810							5,131		2,679
Statutory reserves								1,887		(1,887)
Change of the capital from non-controlling interest shareholders		2,623					(1,801)				4,424
Acquisition of subsidiaries and assets		13,868									13,868
Disposal of subsidiaries		(392)					(1)				(391)
Share of changes in the equity investee's capital accounts		(2)					(2)
Balance at Dec. 31, 2022		¥ 273,533	$ 39,659	¥ 0	[1]	¥ (2,493)	¥ 184,041	¥ 3,473	¥ (959)	¥ 29,304	¥ 60,167
Balance (in shares) at Dec. 31, 2022 | shares				3,179,673,067		(43,993,820)

[1]	Absolute value is less than RMB1 million.